FAIR VALUE MEASUREMENTS, Changes in Fair Value of Warrant Liabilities (Details) - USD ($)	3 Months Ended		12 Months Ended
	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Oct. 13, 2021
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair Value, Liability, Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]			Change in fair value of warrant liabilities
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Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value, beginning of period		$ 142,920	$ 428,760
Change in valuation inputs or other assumptions			(285,840)
Fair value, end of period			142,920
Units, number of securities called by units				1
Private Placement Warrants [Member] | Learn CW Investment Corporation
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value, beginning of period	$ 357,300	142,920
Change in valuation inputs or other assumptions	$ (714,600)	$ (214,380)
Fair Value, Liability, Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Change in fair value of warrant liabilities	Change in fair value of warrant liabilities
Fair value, end of period	$ 1,071,900	$ 357,300	$ 142,920
Public Warrants [Member] | Learn CW Investment Corporation
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Units, number of securities called by units			0.2	0.2